UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel            Richmond, Virginia           May 6, 2013
     --------------------            ------------------           -----------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           89
                                         -----------

Form 13F Information Table Value Total:  $ 5,944,922
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------------
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ -------
ADVENT SOFTWARE INC            COM          007974108      81,152   2,901,388                               2,677,166        224,222
ALBEMARLE CORP                 COM          012653101     244,364   3,908,583                               3,521,089        387,494
ALEXANDER & BALDWIN INC NEW    COM          014491104     113,268   3,168,334                               2,934,895        233,439
ALLEGHANY CORP DEL             COM          017175100      70,608     178,338                                 165,041         13,297
ALTRIA GROUP INC               COM          02209S103      49,044   1,426,108                               1,169,019        257,089
AMERICAN EAGLE OUTFITTERS NE   COM          02553E106      66,698   3,566,766                               3,295,497        271,269
AMPHENOL CORP NEW              CL A         032095101       5,349      71,652                                  70,971            681
ATWOOD OCEANICS INC            COM          050095108     198,958   3,786,778                               3,504,138        282,640
BERKSHIRE HATHAWAY INC DEL     CL A         084670108       3,594          23                                      23              0
BERKSHIRE HATHAWAY INC DEL     CL B NEW     084670702      75,455     724,134                                 629,338         94,796
BLACKROCK INC                  COM          09247X101      62,774     244,370                                 206,457         37,913
BOSTON SCIENTIFIC CORP         COM          101137107         116      14,839                                  14,839              0
BRISTOL MYERS SQUIBB CO        COM          110122108      58,606   1,422,830                               1,164,383        258,447
BROWN FORMAN CORP              CL B         115637209      22,331     312,754                                 308,355          4,399
CSX CORP                       COM          126408103       1,596      64,812                                  64,812              0
CABELAS INC                    COM          126804301     251,281   4,134,274                               3,806,214        328,060
CARMAX INC                     COM          143130102      49,891   1,196,425                               1,184,980         11,445
CHEVRON CORP NEW               COM          166764100      46,996     395,524                                 339,036         56,488
CINCINNATI FINL CORP           COM          172062101      27,220     576,453                                 402,881        173,572
CISCO SYS INC                  COM          17275R102      39,478   1,889,348                               1,559,478        329,870
CINTAS CORP                    COM          172908105       6,807     154,240                                 152,909          1,331
COCA COLA CO                   COM          191216100      41,491   1,025,999                                 888,196        137,803
COLUMBIA SPORTSWEAR CO         COM          198516106      77,319   1,335,860                               1,232,060        103,800
CONOCOPHILLIPS                 COM          20825C104      43,065     716,559                                 598,338        118,221
CORNING INC                    COM          219350105      16,148   1,211,386                               1,206,375          5,011
CORRECTIONS CORP AMER NEW      COM NEW      22025Y407     162,733   4,165,156                               3,833,330        331,826
DECKERS OUTDOOR CORP           COM          243537107      17,730     318,381                                 310,024          8,357
DOMINION RES INC VA NEW        COM          25746U109      48,002     825,065                                 661,707        163,358
DUKE ENERGY CORP NEW           COM NEW      26441C204      27,290     375,942                                 307,795         68,147
E M C CORP MASS                COM          268648102      27,751   1,161,632                               1,140,398         21,234
EATON VANCE CORP               COM NON VTG  278265103     262,623   6,278,328                               5,827,696        450,632
ENERGIZER HLDGS INC            COM          29266R108     129,730   1,300,820                               1,228,580         72,240
EXXON MOBIL CORP               COM          30231G102       2,334      25,902                                  25,902              0
FEDERATED INVS INC PA          CL B         314211103      24,407   1,031,135                                 724,138        306,997
FEDEX CORP                     COM          31428X106       9,413      95,856                                  95,856              0
FIRST INDUSTRIAL REALTY TRUS   COM          32054K103      90,994   5,311,976                               4,907,392        404,584
GENERAL DYNAMICS CORP          COM          369550108      44,458     630,518                                 531,505         99,013
HASBRO INC                     COM          418056107      35,648     811,285                                 589,445        221,840
HATTERAS FINL CORP             COM          41902R103      94,532   3,446,297                               2,937,810        508,487
HERSHEY CO                     COM          427866108      42,440     484,864                                 435,916         48,948
INTEL CORP                     COM          458140100      33,683   1,542,620                               1,223,603        319,017
INTERNATIONAL BUSINESS MACHS   COM          459200101      46,158     216,398                                 178,986         37,412
ISHARES TR                     RUSSELL 2000 464287655         335       3,550                                     200          3,350
JOHNSON & JOHNSON              COM          478160104       9,576     117,455                                  75,632         41,823
KAMAN CORP                     COM          483548103      98,090   2,765,440                               2,537,143        228,297
KINDER MORGAN MANAGEMENT LLC   SHS          49455U100      45,545     518,446                                 397,734        120,712
KRAFT FOODS GROUP INC          COM          50076q106         870      16,882                                  16,882              0
KRATON PERFORMANCE POLYMERS    COM          50077C106      72,689   3,106,366                               2,857,442        248,924
LORILLARD INC                  COM          544147101      54,029   1,339,021                               1,095,563        243,458
LOWES COS INC                  COM          548661107      45,507   1,200,090                                 985,719        214,371
M & T BK CORP                  COM          55261F104      13,002     126,046                                 122,687          3,359
MBIA INC                       COM          55262C100     111,725  10,878,755                              10,118,481        760,274
MARTIN MARIETTA MATLS INC      COM          573284106      71,716     702,961                                 650,286         52,675
MATSON INC                     COM          57686G105     119,371   4,852,491                               4,482,909        369,582
MEADWESTVACO CORP              COM          583334107      59,520   1,639,669                               1,411,319        228,350
MICREL INC                     COM          594793101      94,517   8,993,089                               8,308,695        684,394
MICROSOFT CORP                 COM          594918104      27,460     959,989                                 798,685        161,304
MONARCH FINANCIAL HOLDINGS I   COM          60907Q100         179      16,854                                  16,854              0
MONDELEZ INTL INC              CL A         609207105       1,896      61,921                                  61,921              0
NEWMARKET CORP                 COM          651587107     288,977   1,109,912                               1,012,457         97,455
NORTHERN TR CORP               COM          665859104         243       4,458                                   4,458              0
NU SKIN ENTERPRISES INC        CL A         67018T105      75,416   1,706,246                               1,580,665        125,581
OLD DOMINION FGHT LINES INC    COM          679580100     205,674   5,384,140                               4,968,419        415,721
PAYCHEX INC                    COM          704326107      25,044     714,320                                 519,450        194,870
PFIZER INC                     COM          717081103      47,426   1,643,309                               1,293,009        350,300
PHILIP MORRIS INTL INC         COM          718172109      32,376     349,213                                 299,170         50,043
PRICESMART INC                 COM          741511109     175,136   2,250,229                               2,084,732        165,497
REYNOLDS AMERICAN INC          COM          761713106      18,633     418,810                                 315,407        103,403
RITCHIE BROS AUCTIONEERS       COM          767744105      75,253   3,467,883                               3,201,007        266,876
SERVICE CORP INTL              COM          817565104     188,203  11,249,408                              10,407,770        841,638
STAPLES INC                    COM          855030102       9,631     717,650                                 694,914         22,736
STURM RUGER & CO INC           COM          864159108      72,255   1,424,306                               1,305,956        118,350
TEJON RANCH CO                 COM          879080109      78,279   2,628,584                               2,422,744        205,840
TELLABS INC                    COM          879664100          46      21,941                                  21,941              0
TEMPUR PEDIC INTL INC          COM          88023U101      18,144     365,578                                 356,020          9,558
TENET HEALTHCARE CORP          COM NEW      88033G407     205,375   4,316,399                               3,994,119        322,280
TREDEGAR CORP                  COM          894650100     103,576   3,518,219                               3,241,830        276,389
UDR INC                        COM          902653104       2,346      97,005                                  94,114          2,891
VALUECLICK INC                 COM          92046N102     201,425   6,814,094                               6,296,642        517,452
VERIZON COMMUNICATIONS INC     COM          92343V104      44,835     912,212                                 789,148        123,064
VISA INC                       COM CL A     92826C839      24,120     142,016                                 141,990             26
VULCAN MATLS CO                COM          929160109       3,271      63,271                                  62,662            609
WAL-MART STORES INC            COM          931142103      28,928     386,587                                 346,430         40,157
WELLS FARGO & CO NEW           COM          949746101      65,775   1,778,180                               1,501,753        276,427
WHIRLPOOL CORP                 COM          963320106       4,578      38,643                                  38,232            411
MONTPELIER RE HOLDINGS LTD     SHS          G62185106     144,049   5,529,719                               5,132,941        396,778
WHITE MTNS INS GROUP LTD       COM          G9618E107     126,333     222,761                                 208,217         14,544
WEATHERFORD INTERNATIONAL LT   REG SHS      H27013103         175      14,442                                  14,442              0
WORLD FUEL SVCS CORP           COM          981475106      99,838   2,513,554                               2,316,543        197,011